TAXATION (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Composition of Income Tax Expense
Income (loss) before income tax expense - PRC entities		665,131	608,637	526,236
Income (loss) before income tax expense - Non-PRC entities		(64,183)	(42,952)	(58,672)
Income before income tax expense	$ 99,270	600,948	565,685	467,564